OPERATING ASSETS AND LIABILITIES - PROVISIONS AND CONTINGENT LIABILITIES - Narrative (Details) - Product liability lawsuits	12 Months Ended
Dec. 31, 2017 plaintiff
Disclosure of contingent liabilities [line items]
Number of plaintiffs	250
Number of plaintiffs also named other defendants	162